Reconciliation of Liabilities arising from Financing Activities (Tables)	6 Months Ended
Jun. 30, 2023
Reconciliation of Liabilities arising from Financing Activities [Abstract]
Schedule of Reconciliation of Liabilities arising From Financing Activities
	Loan payable	Loan from a shareholder	Lease liabilities	Total
	EUR	EUR	EUR	EUR
At December 31, 2022	21,916	-	307,410	329,326
Financing cash flows	128,910	-	(302,713)	(173,803)
New leases entered	-	-	-	-
Interest expenses	-	-	-	-
At June 30, 2023	150,826	-	4,697	155,523